Leases - Summary of Supplemental Information Related To Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
Operating lease ROU assets	¥ 114,348	$ 16,106	¥ 133,004
Operating lease liabilities-non-current	67,767	9,545	52,997
Operating lease liabilities-current	45,464	$ 6,403	79,586
Total operating lease liabilities	¥ 113,231		¥ 132,583
Weighted average remaining lease term	3 years 3 months 18 days	3 years 3 months 18 days	2 years 4 months 20 days
Weighted average discount rate	3.97%	3.97%	4.31%